Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Inventories
Schedule of inventories

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Current portion:
- Consumables and supplies	23,803	28,326	4,393

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	58,224	64,322	9,975

Total current and non-current inventories	82,027	92,648	14,368